JPMorgan Active Value ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.0%
Aerospace & Defense — 2.6%
Boeing Co. (The) *	30,339	5,855,124
General Dynamics Corp.	25,123	7,096,996
Howmet Aerospace, Inc.	34,817	2,382,527
L3Harris Technologies, Inc.	5,805	1,237,045
Northrop Grumman Corp.	10,666	5,105,388
RTX Corp.	65,172	6,356,225
		28,033,305
Air Freight & Logistics — 1.5%
FedEx Corp.	25,029	7,251,903
United Parcel Service, Inc., Class B	57,921	8,608,798
		15,860,701
Banks — 10.1%
Bank of America Corp.	967,498	36,687,524
Citigroup, Inc.	233,232	14,749,592
Fifth Third Bancorp	190,754	7,097,957
M&T Bank Corp.	33,005	4,800,247
PNC Financial Services Group, Inc. (The)	35,713	5,771,221
Truist Financial Corp.	342,692	13,358,134
US Bancorp	129,936	5,808,139
Wells Fargo & Co.	350,346	20,306,054
		108,578,868
Beverages — 0.3%
PepsiCo, Inc.	21,617	3,783,191
Biotechnology — 3.5%
AbbVie, Inc.	104,540	19,036,734
Biogen, Inc. *	12,907	2,783,136
BioMarin Pharmaceutical, Inc. *	25,672	2,242,193
Regeneron Pharmaceuticals, Inc. *	7,869	7,573,834
Vertex Pharmaceuticals, Inc. *	14,643	6,120,920
		37,756,817
Broadline Retail — 0.5%
Amazon.com, Inc. *	28,694	5,175,824
Building Products — 1.1%
Carrier Global Corp.	145,042	8,431,292
Masco Corp.	40,188	3,170,029
		11,601,321
Capital Markets — 4.6%
BlackRock, Inc.	12,271	10,230,333
Charles Schwab Corp. (The)	195,396	14,134,947
Goldman Sachs Group, Inc. (The)	8,390	3,504,419
Morgan Stanley	100,941	9,504,604
Raymond James Financial, Inc.	71,526	9,185,369
S&P Global, Inc.	6,921	2,944,539
		49,504,211

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 2.8%
Air Products and Chemicals, Inc.	31,897	7,727,686
Axalta Coating Systems Ltd. *	284,055	9,768,651
Chemours Co. (The)	266,049	6,986,447
FMC Corp.	87,855	5,596,364
		30,079,148
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	20,047	3,837,798
Construction Materials — 0.7%
Vulcan Materials Co.	27,451	7,491,927
Consumer Finance — 0.9%
American Express Co.	32,168	7,324,332
Capital One Financial Corp.	13,192	1,964,157
		9,288,489
Consumer Staples Distribution & Retail — 3.1%
BJ's Wholesale Club Holdings, Inc. *	59,652	4,512,674
Dollar General Corp.	19,493	3,042,077
Dollar Tree, Inc. *	27,739	3,693,448
Performance Food Group Co. *	94,961	7,087,889
Walmart, Inc.	241,846	14,551,874
		32,887,962
Containers & Packaging — 1.3%
Ball Corp.	34,644	2,333,620
Graphic Packaging Holding Co.	140,897	4,111,374
Silgan Holdings, Inc.	144,141	6,999,487
		13,444,481
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	60,306	2,530,440
Electric Utilities — 2.2%
Entergy Corp.	70,409	7,440,823
NextEra Energy, Inc.	153,755	9,826,482
Xcel Energy, Inc.	117,683	6,325,461
		23,592,766
Electrical Equipment — 1.7%
Eaton Corp. plc	28,294	8,846,968
Emerson Electric Co.	62,123	7,045,990
Rockwell Automation, Inc.	7,442	2,168,078
		18,061,036
Energy Equipment & Services — 0.3%
Baker Hughes Co.	81,202	2,720,267
Entertainment — 1.2%
Endeavor Group Holdings, Inc., Class A	237,527	6,111,570

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	25,892	3,168,145
Warner Bros Discovery, Inc. *	450,532	3,933,144
		13,212,859
Financial Services — 5.4%
Berkshire Hathaway, Inc., Class B *	67,225	28,269,457
Block, Inc. *	31,643	2,676,365
Corpay, Inc. *	8,100	2,499,174
Fidelity National Information Services, Inc.	107,977	8,009,734
Fiserv, Inc. *	105,398	16,844,708
		58,299,438
Food Products — 1.0%
Archer-Daniels-Midland Co.	35,460	2,227,243
Lamb Weston Holdings, Inc.	47,157	5,023,635
Mondelez International, Inc., Class A	56,193	3,933,510
		11,184,388
Ground Transportation — 2.2%
CSX Corp.	433,628	16,074,590
Knight-Swift Transportation Holdings, Inc.	42,416	2,333,728
Union Pacific Corp.	19,984	4,914,665
		23,322,983
Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	43,068	1,840,726
Becton Dickinson & Co.	14,764	3,653,352
Boston Scientific Corp. *	83,371	5,710,080
Medtronic plc	153,689	13,393,997
Zimmer Biomet Holdings, Inc.	28,136	3,713,389
		28,311,544
Health Care Providers & Services — 4.0%
Cardinal Health, Inc.	76,169	8,523,311
Cigna Group (The)	17,881	6,494,200
CVS Health Corp.	102,263	8,156,497
Humana, Inc.	19,829	6,875,111
UnitedHealth Group, Inc.	19,767	9,778,735
Universal Health Services, Inc., Class B	16,394	2,991,249
		42,819,103
Health Care REITs — 0.9%
Ventas, Inc.	168,076	7,318,029
Welltower, Inc.	20,651	1,929,629
		9,247,658
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	137,030	2,833,780
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	679	2,463,331
Carnival Corp. *	190,569	3,113,897

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	18,242	5,143,332
Royal Caribbean Cruises Ltd. *	27,412	3,810,542
		14,531,102
Household Durables — 0.9%
Mohawk Industries, Inc. *	41,971	5,493,584
Toll Brothers, Inc.	35,680	4,615,922
		10,109,506
Household Products — 0.6%
Procter & Gamble Co. (The)	40,544	6,578,264
Industrial Conglomerates — 0.7%
General Electric Co.	8,933	1,568,009
Honeywell International, Inc.	27,647	5,674,547
		7,242,556
Insurance — 3.4%
Chubb Ltd.	22,690	5,879,660
Hartford Financial Services Group, Inc. (The)	59,873	6,169,913
Marsh & McLennan Cos., Inc.	13,632	2,807,919
MetLife, Inc.	162,775	12,063,255
Prudential Financial, Inc.	21,277	2,497,920
Travelers Cos., Inc. (The)	30,638	7,051,029
		36,469,696
Interactive Media & Services — 1.4%
Alphabet, Inc., Class C *	34,884	5,311,438
Meta Platforms, Inc., Class A	20,926	10,161,247
		15,472,685
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	15,604	1,143,617
International Business Machines Corp.	16,531	3,156,760
		4,300,377
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	6,967	4,049,290
Machinery — 1.9%
Deere & Co.	16,999	6,982,169
Dover Corp.	46,334	8,209,922
Parker-Hannifin Corp.	9,686	5,383,382
		20,575,473
Media — 0.9%
Comcast Corp., Class A	171,935	7,453,382
Liberty Media Corp-Liberty SiriusXM, Class A *	64,610	1,918,917
		9,372,299
Metals & Mining — 0.8%
Alcoa Corp.	75,044	2,535,737

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Freeport-McMoRan, Inc.	96,726	4,548,057
Steel Dynamics, Inc.	12,549	1,860,138
		8,943,932
Multi-Utilities — 2.0%
CMS Energy Corp.	127,653	7,702,582
Dominion Energy, Inc.	58,167	2,861,235
DTE Energy Co.	13,880	1,556,503
Public Service Enterprise Group, Inc.	135,790	9,068,056
		21,188,376
Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	188,356	29,711,275
ConocoPhillips	144,659	18,412,198
EOG Resources, Inc.	96,048	12,278,776
Exxon Mobil Corp.	187,927	21,844,634
Marathon Petroleum Corp.	13,289	2,677,734
Pioneer Natural Resources Co.	20,111	5,279,138
		90,203,755
Passenger Airlines — 0.4%
American Airlines Group, Inc. *	94,971	1,457,805
Delta Air Lines, Inc.	53,358	2,554,247
		4,012,052
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	318,085	17,249,750
Eli Lilly & Co.	4,004	3,114,952
Johnson & Johnson	47,362	7,492,195
Merck & Co., Inc.	16,070	2,120,436
Pfizer, Inc.	79,066	2,194,081
		32,171,414
Residential REITs — 0.5%
AvalonBay Communities, Inc.	8,501	1,577,446
Equity Residential	58,592	3,697,741
		5,275,187
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	24,787	4,473,806
Analog Devices, Inc.	44,471	8,795,919
Microchip Technology, Inc.	45,490	4,080,908
NXP Semiconductors NV (China)	65,081	16,125,119
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	52,443	7,134,870
Teradyne, Inc.	27,620	3,116,364
Texas Instruments, Inc.	72,522	12,634,058
		56,361,044
Software — 0.8%
Microsoft Corp.	19,591	8,242,326

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	41,414	5,965,273
Specialty Retail — 3.1%
AutoZone, Inc. *	1,814	5,717,093
Home Depot, Inc. (The)	16,094	6,173,658
Lowe's Cos., Inc.	43,565	11,097,313
O'Reilly Automotive, Inc. *	2,779	3,137,158
TJX Cos., Inc. (The)	71,810	7,282,970
		33,408,192
Technology Hardware, Storage & Peripherals — 0.6%
Seagate Technology Holdings plc	73,603	6,848,759
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd. *	40,712	1,844,254
Kontoor Brands, Inc.	77,935	4,695,584
NIKE, Inc., Class B	33,987	3,194,098
		9,733,936
Tobacco — 1.2%
Philip Morris International, Inc.	143,414	13,139,591
Trading Companies & Distributors — 1.8%
AerCap Holdings NV (Ireland) *	78,322	6,806,965
Air Lease Corp.	117,163	6,026,865
WESCO International, Inc.	36,305	6,218,320
		19,052,150
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	16,145	2,635,187
Total Common Stocks (Cost $916,637,562)		1,039,342,727
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $31,368,279)	31,368,279	31,368,279
Total Investments — 99.9% (Cost $948,005,841)		1,070,711,006
Other Assets Less Liabilities — 0.1%		1,285,881
NET ASSETS — 100.0%		1,071,996,887

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,070,711,006	$—	$—	$1,070,711,006

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$252,180	$2,199,949	$2,452,129	$—	$—	$—	—	$5,638	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	12,221,401	33,918,072	14,771,194	—	—	31,368,279	31,368,279	862,722	—
Total	$12,473,581	$36,118,021	$17,223,323	$—	$—	$31,368,279		$868,360	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.